Financial risk management - Liquidity risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 MXN ($) $ / shares	Dec. 31, 2018 MXN ($) $ / shares	Dec. 31, 2017 MXN ($) $ / shares
Financial risk management
Outstanding long-term debt		$ 4,549,575	$ 4,593,223	$ 4,644,387
Interest		49,575	93,223	144,387
Accrued expenses		202,363	166,588	145,123
Total liabilities	$ 391,543	$ 7,389,466	$ 7,078,557	$ 6,971,485
U.S. Dollar
Financial risk management
Exchange rate | $ / shares	18.8727	18.8727	19.6566	19.7354
Liquidity
Financial risk management
Outstanding long-term debt		$ 4,549,575	$ 4,593,223	$ 4,644,387
Interest		615,390	925,816	1,235,772
Trade accounts payable		256,228	208,729	249,507
Financial leasing		42,438
Accrued expenses		220,860	40,227	69,125
Accounts payable with related parties		187,515	226,202	130,022
Total liabilities		$ 5,872,006	$ 5,994,197	$ 6,328,813
Liquidity | U.S. Dollar
Financial risk management
Exchange rate | $ / shares	18.8727	18.8727	19.6566	19.7354
Liquidity | Less than 1 year
Financial risk management
Outstanding long-term debt		$ 36,851	$ 41,425	$ 50,852
Interest		308,630	309,877	310,710
Trade accounts payable		256,228	208,729	249,507
Financial leasing		42,438
Accrued expenses		72,320	40,227	69,125
Accounts payable with related parties		187,515	226,202	130,022
Total liabilities		903,982	826,460	810,216
Liquidity | 2021 - 2023
Financial risk management
Outstanding long-term debt		4,512,724	3,051,798	3,093,535
Interest		306,760	596,259	806,984
Accrued expenses		73,975
Total liabilities		4,893,459	3,648,057	3,900,519
Liquidity | 2024 - 2026
Financial risk management
Outstanding long-term debt			1,500,000	1,500,000
Interest			19,680	118,078
Accrued expenses		46,893
Total liabilities		46,893	$ 1,519,680	$ 1,618,078
Liquidity | 2027 and subsequently
Financial risk management
Accrued expenses		27,672
Total liabilities		$ 27,672